Right-of-use assets and lease liabilities - Depreciation Related to Operating Leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation operating leased assets [Line Items]
Depreciation related to leases	€ 73.5	€ 53.0	€ 60.4
Properties
Depreciation operating leased assets [Line Items]
Depreciation related to leases	50.2	40.4	52.3
Cars
Depreciation operating leased assets [Line Items]
Depreciation related to leases	6.1	5.9	2.7
Warehouses
Depreciation operating leased assets [Line Items]
Depreciation related to leases	15.0	5.9	4.0
Other
Depreciation operating leased assets [Line Items]
Depreciation related to leases	€ 2.2	€ 0.8	€ 1.4